Borrowed Funds (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Line of credit with correspondent bank	$ 20,500,000	$ 25,500,000
FHLBB [Member]
Line of credit with correspondent bank	500,000	500,000
Qualified collateral borrowing	134,211,623	132,667,958
Potential borrowing capacity	100,230,091	93,052,713
Letters of credit collateral deposits	59,875,000	23,475,000
Fees paid for issuance of letters of credit	60,606	46,748
FRBB [Member]
Potential borrowing capacity	$ 52,260,374	$ 50,378,933